Loss Per Share	9 Months Ended
Sep. 30, 2011
Loss Per Share

13. Loss Per Share

The following is a reconciliation of weighted average basic and diluted shares outstanding used in the calculation of loss per share of Common Stock:

	Three months ended:		Nine months ended:
	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Numerator:
Consolidated net loss	$(2,900,704)	$(332,555)	$(7,314,552)	$(332,555)
Net loss attributable to non-controlling interests	—	—	—	—
Earnings attributable to unvested restricted shares (See Note A below)	(3,250)	—	(6,500)	—
Net loss attributable to Company	$(2,903,954)	$(332,555)	$(7,321,052)	$(332,555)
Denominator:
Weighted average number of shares of Common Stock – basic	5,146,845	36,666	3,375,384	33,308
Effect of dilutive securities:
Warrant (See Note B below)	—	—	—	—
Weighted average number of shares of Common Stock – diluted	5,146,845	36,666	3,375,384	33,308
Loss per weighted average share – basic and diluted	$(0.56)	$(9.07)	$(2.17)	$(9.98)

(A)	The Company’s unvested restricted share awards contain non forfeitable rights to distributions or distribution equivalents. The impact of the unvested restricted share awards on earnings per share has been calculated using the two-class method whereby earnings are allocated to the unvested restricted share awards based on dividends declared and the unvested restricted shares’ participation rights in undistributed earnings. Given the Company has incurred net losses to date the cumulative dividends declared as of September 30, 2011 are adjusted in determining the calculation of loss per share of Common Stock since the unvested restricted share awards are defined as participating securities.
(B)	Potential dilution from 150,000 shares of Common Stock that would be outstanding due to the hypothetical exercise of a warrant issued by the Company on March 31, 2011 was excluded from the diluted shares calculation because the effect was antidilutive.